CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Sep. 30, 2021	Dec. 31, 2020
Current assets
Current assets	€ 44,188	€ 28,137
Cash and cash equivalents	8,777	5,324
Financial assets	15,694	5,351
Trade receivables	4,974	4,680
Inventories	12,173	11,394
Income tax receivables	22	31
Other assets	2,548	1,357
Non-current assets
Non-current assets	26,433	25,090
Financial assets	1,747	5
Intangible assets	959	1,143
Property, plant and equipment	23,610	23,774
Investments in joint venture		27
Other assets	117	141
Total assets	70,621	53,227
Current liabilities
Current liabilities	11,485	26,215
Trade payables	2,666	1,956
Contract liabilities	5,870	2,911
Financial liabilities	1,280	19,770
Other liabilities and provisions	1,669	1,578
Non-current liabilities
Non-current liabilities	27,692	7,371
Deferred tax liabilities		52
Financial liabilities	27,687	7,314
Other liabilities and provisions	5	5
Equity
Equity	31,444	19,641
Subscribed capital	7,027	4,836
Capital reserves	110,221	88,748
Accumulated deficit	(86,972)	(75,463)
Accumulated other comprehensive income	1,447	1,675
Equity attributable to the owners of the company	31,723	19,796
Non controlling interest	(279)	(155)
Total equity and liabilities	€ 70,621	€ 53,227